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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities — 97.5%

	Asia — 46.6%

	Japan — 18.5%
1,810	Wacom Computer Graphic Illustration Devices	$7,017,893
1,897,900	Seven Bank ATM Processing Services	6,111,027
547,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	6,081,731
4,068	Orix JREIT Diversified REIT	5,744,515
235,900	Park24 Parking Lot Operator	4,618,404
178,218	Glory Currency Handling Systems & Related Equipment	4,270,230
143,000	Hoshizaki Electric Commercial Kitchen Equipment	4,188,781
286,900	Kuraray Special Resin, Fine Chemical, Fibers & Textures	4,045,675
315,315	Start Today (a) Online Japanese Apparel Retailer	4,002,777
90,000	Sanrio (a) Character Goods & Licensing	3,997,286
28,499	Nakanishi Dental Tools & Machinery	3,580,489
728	Kenedix Realty Investment Tokyo Mid-size Office REIT	3,535,167
71,836	Miraca Holdings Outsourced Lab Testing, Diagnostic Equipment & Reagents	3,452,329
90,241	Kintetsu World Express Airfreight Logistics	3,357,697
213,000	NGK Spark Plug Automobile Parts	3,266,717
236,000	Japan Airport Terminal Airport Terminal Operator at Haneda	3,195,540
73,700	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	2,923,585
170,000	Daiseki (a) Waste Disposal & Recycling	2,889,614
270,200	NGK Insulators Ceramic Products for Auto, Power & Electronics	2,886,680
58,000	Itochu Techno-Science IT Network Equipment Sales & Services	2,871,479
370	Mori Hills REIT Investment Tokyo Centric Diversified REIT	2,746,302
63,300	Benesse Education Service Provider	2,693,972
129,000	Nabtesco Machinery Components	2,648,545
240	Nippon Prologis REIT (b) Logistics REIT in Japan	2,613,268
166,000	Doshisha Wholesaler	2,496,423
54,000	Familymart Japanese Convenience Store Operator	2,468,201
911	Advance Residence Investment Residential REIT	2,444,571
34,000	Rinnai Gas Appliances for Household & Commercial Use	2,423,953
75,800	Horiba Test & Measurement Instruments	2,398,350
307	Global One Real Estate Office REIT	2,369,545
132,039	Nihon Parkerizing Metal Surface Treatment Agents & Processing Service	2,310,843
33,900	FP Corporation Disposable Food Trays & Containers	2,268,644
38,900	Disco Semiconductor Dicing & Grinding Equipment	2,219,517
80,000	Misumi Group Industrial Components Distributor	2,213,772
40,711	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	2,196,971
76,646	Icom Two-way Radio Communication Equipment	1,948,190
195,200	Asahi Diamond Industrial Consumable Diamond Tools	1,904,219
91,700	Ariake Japan Manufacturer of Soup/Sauce Extracts for Business-to-business Use	1,881,689
177,000	Ushio Industrial Light Sources	1,811,979
200,900	Sintokogio Automated Casting Machines, Surface Treatment System & Consumables	1,811,176
44,600	Milbon Manufacturer of Hair Products for Business-to-business Use	1,571,739
31,800	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	1,470,788
155,000	Lifenet Insurance (a) (b) Online Life Insurance Company in Japan	1,384,447
15,000	Shimano Bicycle Components & Fishing Tackle	1,227,811
82,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	1,003,199
20,400	MonotaRO (a) Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan	997,920
		135,563,650
	Taiwan — 6.2%
3,810,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	8,640,668
1,698,000	Taiwan Mobile Taiwan’s Second Largest Mobile Operator	5,746,673

Number of Shares		Value
	Taiwan — 6.2% (cont)
2,304,000	CTCI Corp International Engineering Firm	$4,451,254
224,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)	4,381,411
1,249,000	Taiwan Hon Chuan Beverage Packaging (Bottles, Caps, Labels) Manufacturer	3,234,372
603,000	Advantech Industrial PC & Components	2,619,555
757,000	Flexium Interconnect Flexible Printed Circuit for Mobile Electronics	2,523,481
557,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	2,336,253
612,000	Lung Yen Funeral Services & Columbaria	2,124,634
816,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,968,613
256,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	1,406,200
329,000	CHC Healthcare Medical Device Distributor	1,298,251
76,000	Ginko International Largest Contact Lens Maker in China	1,255,641
298,000	PC Home Taiwanese Internet Retail Company	1,229,813
260,234	Simplo Technology Battery Packs for Notebook & Tablet PCs	1,206,359
275,431	Chipbond Semiconductor Back-end Packaging Services	625,460
159,577	Tripod Technologies Printed Circuit Boards (PCB)	356,307
		45,404,945
	Hong Kong — 5.3%
480,000	Melco Crown Entertainment - ADR (b) Macau Casino Operator	11,203,200
2,157,000	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	4,796,284
1,531,750	L’Occitane International Skin Care & Cosmetics Producer	4,668,356
835,500	AAC Technologies Miniature Acoustic Components	4,028,392
4,775,000	Mapletree Greater China Commercial Trust (b) Retail & Office Property Landlord	4,003,709
2,100,000	Melco International Macau Casino Operator	3,652,714
2,888,000	Sa Sa International Cosmetics Retailer	2,800,868
1,023,400	MGM China Holdings Macau Casino Operator	2,194,427
1,443,500	Vitasoy International Hong Kong Soy Food Brand	1,627,547
		38,975,497
	Singapore — 3.5%
3,850,000	Mapletree Commercial Trust Retail & Office Property Landlord	4,177,676
1,900,000	Ascendas REIT Industrial Property Landlord	3,992,453
2,200,000	CDL Hospitality Trust Hotel Owner/Operator	3,642,197
3,300,000	Mapletree Logistics Trust Industrial Property Landlord	3,235,016
2,500,000	Mapletree Industrial Trust Industrial Property Landlord	2,831,862
1,571,000	Goodpack Limited International Bulk Container Leasing	2,374,834
367,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,286,284
1,400,000	Olam International (a) Agriculture Supply Chain Manager	1,949,006
473,000	Petra Foods Cocoa Processor & Chocolate Manufacturer	1,586,640
		26,075,968
	Korea — 3.4%
85,460	Coway (b) Household Appliance Rental Service Provider	3,794,467
168,012	Paradise Co Korean ‘Foreigner Only’ Casino Operator	3,209,227
46,952	Kepco Plant Service & Engineering Power Plant & Grid Maintenance	2,368,147
169,200	BS Financial Group Regional Bank in Busan (Korea’s Second Largest City)	2,309,219
1,700	Lotte Chilsung Beverage Beverages & Liquor Manufacturer	2,292,702
7,800	KCC Paint & Housing Material Manufacturer	2,086,535
89,014	iMarketKorea Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods	2,020,564
65,350	Handsome High-end Apparel Company	1,708,006
55,660	Hite Jinro Beer & Spirits Manufacturer	1,630,159
13,999	Samsung Engineering Global EPC (Engineering, Procurement & Construction) Firm	1,623,126
6,752	Hyundai Glovis Auto-related Shipping & Distribution	1,171,048

Number of Shares		Value
	Korea — 3.4% (cont)
74,000	Nexen Tire Korean Tire Manufacturer	$997,708
		25,210,908
	India — 2.3%
32,877	Asian Paints India’s Largest Paint Company	2,978,714
217,695	United Breweries India’s Largest Brewer	2,802,278
277,000	Yes Bank Commercial Banking in India	2,191,000
1,391,978	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	2,076,881
606,000	Bharti Infratel (b) Communication Towers	1,995,284
85,100	Colgate Palmolive India Consumer Products in Oral Care	1,945,448
8,620	Bosch Automotive Parts	1,426,958
165,000	Titan Industries Jewlery, Watches, Eyeglasses	779,349
9,929	TTK Prestige Branded Cooking Equipment	593,228
199,131	SKIL Ports and Logistics (b) Indian Container Port Project	378,212
		17,167,352
	Indonesia — 2.1%
5,932,400	Tower Bersama Infrastructure (b) Communications Towers	3,698,046
3,249,542	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2,851,415
28,500,000	Ace Indonesia Home Improvement Retailer	2,441,089
509,000	Mayora Indah Consumer Branded Food Manufacturer	1,422,995
4,095,000	Surya Citra Media Free to Air TV in Indonesia	1,171,755
1,202,000	Mitra Adiperkasa Operator of Department Store & Specialty Retail Stores	1,128,200
4,681,000	MNC Skyvision (b) Largest Satellite Pay TV Operator in Indonesia	1,059,758
887,000	Matahari Department Store (b) Largest Department Store Chain in Indonesia	1,004,065
847,500	Southern Arc Minerals (b) Gold & Copper Exploration in Indonesia	171,027
1,191,500	Indosiair Karya Media (b) Free to Air TV Station in Indonesia	159,654
		15,108,004
	Thailand — 1.5%
10,623,200	Home Product Center Home Improvement Retailer	6,116,967
190,500	Siam Makro General Merchadise Wholesaler in Thailand	3,432,023
457,200	Robinson’s Department Store Mass-market Department Store Operator in Thailand	1,198,250
600,000	Samui Airport Property Fund Thai Airport Operator	368,790
		11,116,030
	China — 1.5%
2,904,000	Want Want Chinese Branded Consumer Food Company	4,473,486
2,134,000	Digital China IT Distribution & Systems Integration Services	2,894,475
19,000,000	RexLot Holdings Lottery Equipment Supplier in China	1,667,674
2,888,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,082,644
16,737	51job - ADR (b) Integrated Human Resource Services	994,345
		11,112,624
	Philippines — 1.0%
7,045,925	SM Prime Holdings Shopping Mall Operator	3,300,150
2,064,100	Manila Water Company Water Utility Company in Philippines	2,027,692
777,540	International Container Terminal Services Container Handling Terminals & Port Management	1,753,630
		7,081,472
	Cambodia — 0.7%
5,774,000	Nagacorp Casino/Entertainment Complex in Cambodia	4,880,430

	Mongolia — 0.6%
7,204,500	Mongolian Mining (b) Coking Coal Mining in Mongolia	2,648,440
118,952	Turquoise Hill Resources (b)	757,611
108,951	Turquoise Hill Resources (a) (b) (c) Copper Mine Project in Mongolia	692,928
		4,098,979
	Total Asia	341,795,859

Number of Shares		Value
	Europe — 30.5%

	United Kingdom — 8.7%
410,689	JLT Group International Business Insurance Broker	$5,310,421
1,822,668	Charles Taylor Insurance Services	5,054,251
163,100	Rightmove Internet Real Estate Listings	4,413,714
99,057	Spirax Sarco Steam Systems for Manufacturing & Process Industries	4,044,261
336,805	WH Smith (a) Newsprint, Books & General Stationery Retailer	3,820,275
402,326	Domino’s Pizza UK & Ireland Pizza Delivery in UK, Ireland & Germany	3,683,168
66,686	Intertek Group Testing, Inspection, Certification Services	3,437,992
845,355	BBA Aviation Aviation Support Services	3,307,522
356,000	Shaftesbury London Prime Retail REIT	3,145,474
262,305	Smith & Nephew Medical Equipment & Supplies	3,029,050
211,000	Telecity European Data Center Provider	2,896,656
716,741	Elementis Clay-based Additives	2,839,158
65,000	Croda Oleochemicals & Industrial Chemicals	2,709,103
91,584	Aggreko Temporary Power & Temperature Control Services	2,479,783
61,700	Whitbread The UK’s Leading Hotelier & Coffee Shop	2,407,501
347,000	Abcam Online Sales of Antibodies	2,359,439
3,455,000	Cable & Wireless Leading Telecom Service Supplier in the Caribbean	2,201,724
278,696	Greggs Bakery	2,019,079
435,831	PureCircle (a) (b) Natural Sweeteners	1,684,696
162,742	Premier Oil (b) Oil & Gas Producer in Europe, Pakistan & Asia	961,171
258,985	Smiths News Newspaper & Magazine Distributor	728,002
36,815	Tullow Oil Oil & Gas Producer	688,603
160,391	Ocado (a) (b) Leading Online Grocery Retailer	385,056
2,801	Fidessa Group Software for Financial Trading Systems	82,779
		63,688,878
	Netherlands — 3.5%
285,823	Aalberts Industries Flow Control & Heat Treatment	6,391,542
145,741	UNIT4 Business Software Development	4,738,644
107,498	Arcadis Engineering Consultants	2,975,713
51,818	Fugro Subsea Oilfield Services	2,868,143
109,841	TKH Group Dutch Industrial Conglomerate	2,844,155
207,240	Imtech (a) Technical Installation & Maintenance	2,345,431
14,197	Core Labs Oil & Gas Reservoir Consulting	1,958,050
27,926	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	1,683,531
		25,805,209
	Switzerland — 3.2%
25,741	Partners Group Private Markets Asset Management	6,353,225
23,143	Geberit Plumbing Supplies	5,697,376
39,900	Dufry Group (b) Operates Airport Duty Free & Duty Paid Shops	4,951,248
1,925	Sika Chemicals for Construction & Industrial Applications	4,676,130
37,840	Zehnder Radiators & Heat Recovery Ventilation Systems	1,642,271
		23,320,250
	France — 3.1%
35,210	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	7,392,944
110,783	Neopost (a) Postage Meter Machines	6,636,710
44,200	Gemalto Digital Security Solutions	3,855,564
93,514	Saft Niche Battery Manufacturer	2,409,407
30,533	Norbert Dentressangle Leading European Logistics & Transport Group	2,316,231
220,933	Hi-Media (b) Online Advertiser in Europe	495,605
		23,106,461
	Germany — 3.0%
198,004	Wirecard Online Payment Processing & Risk Management	5,469,640
14,270	Rational Commercial Ovens	4,286,733

Number of Shares		Value
	Germany — 3.0% (cont)
213,000	TAG Immobilien Owner of Residential Properties in Germany	$2,438,196
20,360	Pfeiffer Vacuum Vacuum Pumps	2,245,774
68,400	NORMA Group Clamps for Automotive & Industrial Applications	2,155,578
17,119	Bertrandt Outsourced Engineering	1,996,904
47,000	Elringklinger (a) Automobile Components	1,424,239
6,114	Dürr Automotive Plant Engineering & Associated Capital Equipment	666,243
26,200	Deutsche Beteiligungs (a) Private Equity Investment Management	631,892
15,617	CTS Eventim Event Ticket Sales	529,494
		21,844,693
	Sweden — 2.3%
329,725	Hexagon Design, Measurement & Visualization Software & Equipment	9,004,729
399,345	Sweco Engineering Consultants	4,718,688
83,593	Unibet European Online Gaming Operator	2,918,324
		16,641,741
	Denmark — 1.7%
18,471	SimCorp (a) Software for Investment Managers	4,962,985
107,639	Jyske Bank (b) Danish Bank	3,673,484
102,911	Novozymes Industrial Enzymes	3,494,482
		12,130,951
	Italy — 0.8%
351,999	Pirelli (a) Global Tire Supplier	3,693,155
833,343	Geox Apparel & Shoe Maker	2,320,177
		6,013,332
	Norway — 0.8%
324,911	Atea Leading Nordic IT Hardware/Software Reseller & Installation Company	3,619,384
90,000	Subsea 7 Offshore Subsea Contractor	2,115,152
		5,734,536
	Iceland — 0.6%
2,644,101	Marel (d)	2,258,650
1,700,000	Marel (d) Largest Manufacturer of Poultry & Fish Processing Equipment	2,130,067
		4,388,717
	Finland — 0.5%
53,341	Vacon Leading Independent Manufacturer of Variable Speed AC Drives	3,589,698

	Kazakhstan — 0.5%
494,896	Halyk Savings Bank of Kazakhstan - GDR (b) Largest Retail Bank & Insurer in Kazakhstan	3,553,353

	Spain — 0.5%
487,000	Dia Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean	3,368,514

	Belgium — 0.4%
42,233	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	2,710,069

	Russia — 0.3%
112,297	Yandex (b) Search Engine for Russian & Turkish Languages	2,596,307

	Turkey — 0.3%
149,568	Bizim Toptan Cash & Carry Stores in Turkey	2,554,386

	Portugal — 0.3%
854,881	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	2,465,617
	Total Europe	223,512,712

	Other Countries — 15.1%

	South Africa — 4.2%
1,422,072	Coronation Fund Managers South African Fund Manager	7,423,298
114,713	Naspers Media in Africa, China, Russia & Other Emerging Markets	7,146,406
1,872,183	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	4,741,895
218,654	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	4,523,933

Number of Shares		Value
	South Africa — 4.2% (cont)
835,245	Northam Platinum (b) Platinum Mining in South Africa	$3,606,106
254,433	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	3,237,101
		30,678,739
	Canada — 4.0%
137,611	CCL Industries Largest Global Label Converter	8,114,288
106,322	ShawCor Oil & Gas Pipeline Products	4,507,839
315,361	CAE Flight Simulator Equipment & Training Centers	3,082,674
62,856	Onex Capital Private Equity	2,997,238
57,713	AG Growth Leading Manufacturer of Augers & Grain Handling Equipment	1,880,495
75,754	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	1,569,741
107,500	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	1,373,579
202,168	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	1,136,368
26,123	Baytex Oil & Gas Producer in Canada	1,094,705
158,516	DeeThree Exploration (b) (e)	1,007,755
119,569	DeeThree Exploration (b) Canadian Oil & Gas Producer	775,665
195,271	Pan Orient Asian Oil & Gas Explorer	519,006
53,000	Athabasca Oil Sands (b) Oil Sands & Unconventional Oil Development	474,253
201,000	Americas Petrogas (a) (b) Oil & Gas Exploration in Argentina, Potash in Peru	381,877
42,800	Crew Energy (b) Canadian Oil & Gas Producer	302,088
		29,217,571
	Australia — 3.3%
1,552,809	Challenger Financial Largest Annuity Provider	6,251,671
5,190,000	Commonwealth Property Office Fund Australia Prime Office REIT	6,007,452
698,856	IAG General Insurance Provider	4,169,140
258,747	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia/New Zealand & France/Benelux	3,118,218
532,000	Regis Resources (b) Gold Mining in Australia	2,308,208
596,397	SAI Global (a) Publishing, Certification, Compliance Services	2,095,135
58,078	Austbrokers Local Australian Small Business Insurance Broker	592,471
		24,542,295
	United States — 2.8%
124,722	Textainer Group Holdings Top International Container Leasor	4,932,755
91,616	Atwood Oceanics (b) Offshore Drilling Contractor	4,813,504
105,808	Rowan (b) Contract Offshore Driller	3,741,371
57,853	FMC Technologies (b) Oil & Gas Well Head Manufacturer	3,146,625
43,084	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	2,001,683
41,979	World Fuel Services Global Fuel Broker	1,667,406
		20,303,344
	Israel — 0.8%
302,685	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	3,922,234
67,000	Caesarstone (b) Quartz Countertops	1,768,800
		5,691,034
	Total Other Countries	110,432,983

	Latin America — 5.3%

	Brazil — 2.9%
362,800	Localiza Rent A Car Car Rental	6,517,204
4,235,200	Beadell Resources (b) Gold Mining in Brazil	4,026,160
173,300	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	2,779,489
518,200	Odontoprev Dental Insurance	2,361,807
173,209	Arcos Dorados (a) McDonald’s Master Franchise for Latin America	2,286,359
115,500	Multiplus Loyalty Program Operator in Brazil	1,668,413

Number of Shares		Value
	Brazil — 2.9% (cont)
99,000	Linx (b) Retail Management Software in Brazil	$1,555,977
		21,195,409
	Mexico — 1.4%
43,063	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	5,885,420
1,182,600	Genomma Lab International (b) Develops, Markets & Distributes Consumer Products	2,892,482
635,000	Bolsa Mexicana de Valores Mexico’s Stock Exchange	1,818,406
		10,596,308
	Guatemala — 0.4%
149,458	Tahoe Resources (b) Silver Project in Guatemala	2,629,143

	Uruguay — 0.3%
230,870	Union Agriculture Group (b) (e) (f) Farmland Operator in Uruguay	2,359,491

	Colombia — 0.2%
787,816	Isagen Leading Colombian Electricity Provider	1,096,167

	Chile — 0.1%
853,480	Grupo Hites Mass Retailer for the Lower Income Strata	1,013,677

	Argentina — %
906,000	Madalena Ventures (b) Oil & Gas Exploration in Argentina	312,152
	Total Latin America	39,202,347

Total Equities (Cost: $504,208,087) — 97.5%		714,943,901	(g)

	Short-Term Investments — 2.4%
17,500,543	J.P. Morgan U.S. Government Money Market Fund - Capital Shares (7 day yield of 0.01%)	17,469,366

Total Short-Term Investments (Cost: $17,469,366) — 2.4%		17,469,366

Securities Lending Collateral — 1.9%
14,165,305	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (h)	14,165,305

Total Securities Lending Collateral (Cost: $14,165,305)		14,165,305

Total Investments (Cost: $535,842,758)(i) — 101.8%		746,578,572	(j)

Obligation to Return Collateral forSecurities Loaned — (1.9)%		(14,165,305)

Cash and Other Assets Less Liabilities — 0.1%		657,845

Net Assets — 100.0%		$733,071,112

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $13,445,665.

(b)         Non-income producing security.

(c)          Security is traded on a U.S. exchange.

(d)         The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate.  The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2013, the market value of these securities amounted to $3,367,246, which represented 0.46% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	230,870	$2,649,999	$2,359,491
DeeThree Exploration	9/7/10	158,516	413,939	1,007,755
			$3,063,938	$3,367,246

(f)           Illiquid security.

(g)          On March 31, 2013, the Fund’s total investments were denominatedin currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$135,563,651	18.5
Euro	86,945,543	11.9
British Pound	66,918,505	9.1
United States Dollar	53,601,598	7.3
Taiwan Dollar	45,404,945	6.2
Hong Kong Dollar	41,415,737	5.6
Other currencies less than 5% of total net assets	285,093,922	38.9
Total Equities	$714,943,901	97.5

(h)         Investment made with cash collateral received from securities lending activity.

(i)             At March 31, 2013, for federal income tax purposes, the cost of investments was $535,842,758 and net unrealized appreciation was $210,735,814 consisting of gross unrealized appreciation of $235,125,277 and gross unrealized depreciation of $24,389,463.

(j)            Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$13,819,111	$327,976,748	$—	$341,795,859
Europe	4,554,357	218,958,355	—	223,512,712
Other Countries	50,281,960	60,151,023	—	110,432,983
Latin America	32,816,696	4,026,160	2,359,491	39,202,347
Total Equities	101,472,124	611,112,286	2,359,491	714,943,901
Total Short-Term Investments	17,469,366	—	—	17,469,366
Total Securities Lending Collateral	14,165,305	—	—	14,165,305
Total Investments	$133,106,795	$611,112,286	$2,359,491	$746,578,572

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities — 91.4%

	Asia — 56.3%

	Japan — 18.5%
304,000	Seven Bank ATM Processing Services	$978,846
62,058	Start Today (a) Online Japanese Apparel Retailer	787,798
42,000	NGK Spark Plug Automobile Parts	644,141
9,000	Itochu Techno-Science IT Network Equipment Sales & Services	445,574
5,500	Rinnai Gas Appliances for Household & Commercial Use	392,110
29	Nippon Prologis REIT (b) Logistics REIT in Japan	315,770
6,000	Familymart Japanese Convenience Store Operator	274,245
14,000	Park24 Parking Lot Operator	274,089
4,000	FP Corporation Disposable Food Trays & Containers	267,687
181	Orix JREIT Diversified REIT	255,594
		4,635,854
	Singapore — 14.8%
726,000	Ascendas REIT Industrial Property Landlord	1,525,537
844,000	Mapletree Industrial Trust Industrial Property Landlord	956,036
765,000	Mapletree Logistics Trust Industrial Property Landlord	749,936
155,000	CDL Hospitality Trust Hotel Owner/Operator	256,609
197,000	Mapletree Commercial Trust Retail & Office Property Landlord	213,767
		3,701,885
	Taiwan — 11.8%
647,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	1,467,326
290,000	Taiwan Mobile Taiwan’s Second Largest Mobile Operator	981,469
261,000	CTCI Corp International Engineering Firm	504,244
		2,953,039
	Korea — 5.1%
11,000	Kepco Plant Service & Engineering Power Plant & Grid Maintenance	554,813
5,770	Coway (b) Household Appliance Rental Service Provider	256,191
3,000	Hyundai Motor Global Automaker	230,221
7,640	Hite Jinro Beer & Spirits Manufacturer	223,759
		1,264,984
	Indonesia — 2.7%
783,000	Archipelago Resources (a) (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	687,069

	Hong Kong — 2.2%
157,000	Melco International Macau Casino Operator	273,084
322,000	Mapletree Greater China Commercial Trust (b) Retail & Office Property Landlord	269,988
		543,072
	China — 1.2%
196,000	Want Want Chinese Branded Consumer Food Company	301,930
	Total Asia	14,087,833

	Other Countries — 16.3%

	Australia — 7.5%
213,524	Challenger Financial
	Largest Annuity Provider	859,656
71,000	IAG General Insurance Provider	423,562
80,180	Regis Resources (b) Gold Mining in Australia	347,880
216,000	Commonwealth Property Office Fund Australia Prime Office REIT	250,021
		1,881,119
	United States — 3.1%
6,000	Atwood Oceanics (b) Offshore Drilling Contractor	315,240
4,600	SM Energy Oil & Gas Producer	272,412
11,000	Allied Nevada Gold (b) Gold & Silver Mining	181,060
		768,712
	South Africa — 2.8%
6,500	Naspers Media in Africa, China, Russia & Other Emerging Markets	404,938
55,451	Coronation Fund Managers South African Fund Manager	289,457
		694,395

1

Number of Shares		Value
	Canada — 1.9%
6,800	CCL Industries Largest Global Label Converter	$400,965
1,400	Goldcorp Gold Mining	47,082
1,640	Alamos Gold Gold Mining	22,521
		470,568
	Israel — 1.0%
20,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	259,163
	Total Other Countries	4,073,957

	Europe — 13.0%

	United Kingdom — 4.8%
54,010	JLT Group International Business Insurance Broker	698,378
4,900	Intertek Group Testing, Inspection, Certification Services	252,619
21,029	Smith & Nephew Medical Equipment & Supplies	242,839
		1,193,836
	Denmark — 1.8%
1,000	SimCorp (a) Software for Investment Managers	268,691
5,754	Jyske Bank (b) Danish Bank	196,371
		465,062
	Switzerland — 1.5%
1,570	Partners Group Private Markets Asset Management	387,497

	Iceland — 1.3%
252,000	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	315,751

	Germany — 1.1%
9,800	Wirecard Online Payment Processing & Risk Management	270,714

	Sweden — 1.1%
9,700	Hexagon Design, Measurement & Visualization Software & Equipment	264,905

	France — 0.9%
4,000	Neopost Postage Meter Machines	239,629

	Netherlands — 0.5%
11,496	Imtech (a) Technical Installation & Maintenance	130,106
	Total Europe	3,267,500

	Latin America — 5.8%

	Guatemala — 2.5%
35,000	Tahoe Resources (b) Silver Project in Guatemala	615,691

	Brazil — 1.7%
437,340	Beadell Resources (b) Gold Mining in Brazil	415,754

	Mexico — 1.1%
13,887	Fresnillo Silver & Metal Byproduct Mining in Mexico	286,124

	Uruguay — 0.5%
13,068	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	133,555

	Colombia — %
120,000	Santa Maria Petroleum (b) (c) Explores for Oil & Gas in Latin America	7,938
	Total Latin America	1,459,062

Total Equities (Cost: $18,903,231) — 91.4%		22,888,352	(e)
	Short-Term Investments — 8.4%
2,106,370	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	2,118,521

Total Short-Term Investments (Cost: $2,118,521) — 8.5%		2,118,521

Securities Lending Collateral — 3.0%
761,144	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	761,144

Total Securities Lending Collateral (Cost: $761,144)		761,144

2

Total Investments (Cost: $21,782,896)(g) — 102.9%	$25,768,017	(h)

Obligation to Return Collateral for Securities Loaned — (3.0)%	(761,144)

Cash and Other Assets Less Liabilities — 0.1%	36,851

Net Assets — 100.0%	$25,043,724

REIT      Real Estate Investment Trust

3

Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $721,564.

(b)         Non-income producing security.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2013, the market value of these securities amounted to $141,493, which represented 0.56% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	13,068	$150,000	$133,555
Santa Maria Petroleum	1/14/11	120,000	151,653	7,938
			$301,653	$141,493

(d)         Illiquid security.

(e)          On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

4

Currency	Value	Percentage of Net Assets
Japanese Yen	$4,635,854	18.5
Singapore Dollar	3,971,874	15.8
Taiwan Dollar	2,953,039	11.8
Australian Dollar	2,296,873	9.2
British Pound	2,167,028	8.6
South Korean Won	1,264,984	5.1
Other currencies less than 5% of total net assets	5,598,700	22.4
Total Equities	$22,888,352	91.4

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At March 31, 2013, for federal income tax purposes, the cost of investments was $21,782,896 and net unrealized appreciation was $3,985,121 consisting of gross unrealized appreciation of $4,823,532 and gross unrealized depreciation of $838,411.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At March 31, 2013, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	6,492,290	$700,000	4/15/13	$(4,807)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

5

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$14,087,833	$—	$14,087,833
Other Countries	1,239,280	2,834,677	—	4,073,957
Europe	—	3,267,500	—	3,267,500
Latin America	615,691	709,816	133,555	1,459,062
Total Equities	1,854,971	20,899,826	133,555	22,888,352
Total Short-Term Investments	2,118,521	—	—	2,118,521
Total Securities Lending Collateral	761,144	—	—	761,144
Total Investments	$4,734,636	$20,899,826	$133,555	$25,768,017
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(4,807)	—	(4,807)
Total	$4,734,636	$20,895,019	$133,555	$25,763,210

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities — 97.2%

	Industrial Goods & Services — 23.2%

	Machinery — 17.7%
370,000	Ametek Aerospace/Industrial Instruments	$16,043,200
260,000	Donaldson Industrial Air Filtration	9,409,400
108,000	Pall Life Science, Water & Industrial Filtration	7,383,960
173,000	Kennametal Consumable Cutting Tools	6,753,920
67,000	Nordson Dispensing Systems for Adhesives & Coatings	4,418,650
		44,009,130
	Outsourcing Services — 2.6%
221,000	Quanta Services (a) Electrical & Telecom Construction Services	6,316,180

	Industrial Materials & Specialty Chemicals — 1.6%
70,000	FMC Corporation Niche Specialty Chemicals	3,992,100

	Industrial Distribution — 0.7%
16,496	Airgas Industrial Gas Distributor	1,635,743

	Other Industrial Services — 0.6%
42,000	Forward Air Freight Transportation Between Airports	1,566,180
	Total Industrial Goods & Services	57,519,333

	Information — 22.5%

	Mobile Communications — 6.9%
129,000	Crown Castle International (a) Communications Towers	8,983,560
99,000	SBA Communications (a) Communications Towers	7,129,980
3,573,400	Globalstar (a) (b) Satellite Mobile Voice & Data Carrier	1,125,621
		17,239,161
	Computer Services — 4.3%
733,000	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	10,804,420

	Computer Hardware & Related Equipment — 3.8%
125,000	Amphenol Electronic Connectors	9,331,250

	Instrumentation — 2.4%
28,000	Mettler-Toledo International (a) Laboratory Equipment	5,970,160

	Contract Manufacturing — 2.3%
495,000	Sanmina (a) Electronic Manufacturing Services	5,623,200

	Telecommunications Equipment — 1.7%
47,000	F5 Networks (a) Internet Traffic Management Equipment	4,186,760

	Business Software — 0.7%
20,000	Ansys (a) Simulation Software for Engineers & Designers	1,628,400

	Semiconductors & Related Equipment — 0.4%
150,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,044,000
	Total Information	55,827,351

	Consumer Goods & Services — 18.8%

	Travel — 12.5%
650,000	Hertz (a) Largest U.S. Rental Car Operator	14,469,000
230,000	Ryman Hospitality Properties (b) Convention Hotels	10,522,500
68,000	Vail Resorts Ski Resort Operator & Developer	4,237,760
40,000	Choice Hotels Franchisor of Budget Hotel Brands	1,692,400
		30,921,660
	Retail — 3.7%
98,000	Abercrombie & Fitch Teen Apparel Retailer	4,527,600
36,000	ULTA (a) Specialty Beauty Product Retailer	2,922,120
29,000	lululemon athletica (a) (b) Premium Active Apparel Retailer	1,808,150
		9,257,870
	Casinos & Gaming — 1.2%
32,300,000	RexLot Holdings (China) Lottery Equipment Supplier in China	2,835,046

	Other Consumer Services — 1.1%
46,000	Lifetime Fitness (a) Sport & Fitness Club Operator	1,967,880
275,000	IFM Investments - ADR (Century 21 China RE) (China) (a) Provide Real Estate Services in China	737,000
		2,704,880
	Educational Services — 0.3%
52,625	ITT Educational Services (a) (b) Postsecondary Degree Services	725,172

1

Number of Shares		Value
	Food & Beverage — %
307,000	GLG Life Tech (Canada) (a) (c) Produce an All-natural Sweetener Extracted from the Stevia Plant	$102,078
	Total Consumer Goods & Services	46,546,706

	Finance — 17.4%

	Insurance — 5.7%
1,235,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	14,140,750

	Credit Cards — 4.9%
275,000	Discover Financial Services Credit Card Company	12,331,000

	Banks — 4.7%
126,000	City National Bank & Asset Manager	7,422,660
275,000	Associated Banc-Corp Midwest Bank	4,177,250
		11,599,910
	Brokerage & Money Management — 2.1%
181,000	SEI Investments Mutual Fund Administration & Investment Management	5,221,850
	Total Finance	43,293,510

	Energy & Minerals — 7.3%

	Oil & Gas Producers — 4.8%
182,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	3,841,197
967,259	Canacol (Colombia) (a) Oil Producer in South America	3,170,717
6,500,000	Shamaran Petroleum (Iraq) (a) Oil Exploration & Production in Kurdistan	2,111,532
8,714,000	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	1,544,047
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (d)	816,499
1,800,000	Canadian Overseas Petroleum Warrants (United Kingdom) (a) (c) (d)	51,348
184,000	Canadian Overseas Petroleum (United Kingdom) (a) Oil & Gas Exploration/Production in the North Sea	43,471
2,575,000	Petromanas (Canada) (a) Exploring for Oil in Albania	266,156
		11,844,967
	Agricultural Commodities — 1.1%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,671,130

	Mining — 0.9%
425,000	Kirkland Lake Gold (Canada) (a) (b) Gold Mining	2,250,825

	Alternative Energy — 0.4%
535,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	556,400
307,000	Real Goods Solar (a) (b) Residential Solar Energy Installer	552,600
		1,109,000
	Oil Services — 0.1%
2,000,000	Tuscany International Drilling (Colombia) (a) South America Based Drilling Rig Contractor	255,943
	Total Energy & Minerals	18,131,865

	Health Care — 4.7%

	Medical Supplies — 3.2%
43,000	Henry Schein (a) Largest Distributor of Healthcare Products	3,979,650
102,000	Cepheid (a) Molecular Diagnostics	3,913,740
		7,893,390
	Biotechnology & Drug Delivery — 1.5%
103,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	3,657,530
	Total Health Care	11,550,920

	Other Industries — 3.3%

	Real Estate — 3.3%
244,000	Biomed Realty Trust Life Science-focused Office Buildings	5,270,400

2

Number of Shares		Value
	Real Estate — 3.3% (cont)
120,000	Dupont Fabros Technology Data Centers	$2,912,400
		8,182,800
	Total Other Industries	8,182,800

Total Equities (Cost: $169,604,815) — 97.2%		241,052,485	(e)
	Short-Term Investments — 2.9%
4,171,818	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	4,171,818
2,982,597	J.P. Morgan U.S. Government Money Market Fund - Capital Shares (7 day yield of 0.01%)	2,982,597

Total Short-Term Investments (Cost: $7,154,415) — 2.9%		7,154,415

Securities Lending Collateral — 2.9%
7,204,230	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	7,204,230

Total Securities Lending Collateral (Cost: $7,204,230)		7,204,230

Total Investments (Cost: $183,963,460)(g) — 103.0%		255,411,130	(h)

Obligation to Return Collateral for Securities Loaned — (2.9)%		(7,204,230)

Cash and Other Assets Less Liabilities — (0.1)%		(140,750)

Net Assets — 100.0%		$248,066,150

ADR   American Depositary Receipts

3

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $6,902,924.

(c)          Illiquid security.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2013, the market value of these securities amounted to $3,538,977, which represented 1.43% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,671,130
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	816,499
Canadian Overseas Petroleum - Warrants	11/24/10	1,800,000	225,295	51,348
			$4,764,359	$3,538,977

(e)          On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
United States Dollar	$223,865,704	90.2
Canadian Dollar	$14,351,735	5.8
Other currencies less than 5% of total net assets	2,835,046	1.2
Total Equities	$241,052,485	97.2

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At March 31, 2013, for federal income tax purposes, the cost of investments was $183,963,460 and net unrealized appreciation was $71,447,670 consisting of gross unrealized appreciation of $90,464,691 and gross unrealized depreciation of $19,017,021.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions

4

or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$57,519,333	$—	$—	$57,519,333
Information	55,827,351	—	—	55,827,351
Consumer Goods & Services	43,609,582	2,937,124	—	46,546,706
Finance	43,293,510	—	—	43,293,510
Energy & Minerals	14,592,888	867,847	2,671,130	18,131,865
Health Care	11,550,920	—	—	11,550,920
Other Industries	8,182,800	—	—	8,182,800
Total Equities	234,576,384	3,804,971	2,671,130	241,052,485
Total Short-Term Investments	7,154,415	—	—	7,154,415
Total Securities Lending Collateral	7,204,230	—	—	7,204,230
Total Investments	$248,935,029	$3,804,971	$2,671,130	$255,411,130

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

There were no transfers of financial assets between levels 1 and 2 during the period.

	Fair Value at 03/31/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$2,671,130	Market comparable companies	Discount for lack of marketability	-5% to +2% (-10%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

5

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities — 99.0%

	Information — 28.5%

	Business Software — 8.4%
198,000	Ansys (a) Simulation Software for Engineers & Designers	$16,121,160
448,000	Informatica (a) Enterprise Data Integration Software	15,442,560
307,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	13,971,570
100,000	NetSuite (a) End-to-end IT Systems Solutions Delivered Over the Web	8,006,000
163,000	SPS Commerce (a) Supply Chain Management Software Delivered Via the Web	6,955,210
83,000	Concur Technologies (a) (b) Web-enabled Cost & Expense Management Software	5,698,780
78,027	RealPage (a) Software for Managing Rental Properties Delivered Via the Web	1,615,939
150,000	Exa (a) Simulation Software	1,428,000
81,780	InContact (a) Call Center Systems Delivered Via the Web & Telco Services	661,600
195,000	Velti (a) (b) Mobile Marketing Software Platform	386,100
14,994	Envestnet (a) Technology Platform for Investment Advisors	262,545
		70,549,464
	Instrumentation — 5.3%
109,750	Mettler-Toledo International (a) Laboratory Equipment	23,400,895
318,000	IPG Photonics (b) Fiber Lasers	21,118,380
		44,519,275
	Semiconductors & Related Equipment — 4.3%
438,000	Microsemi (a) Analog/Mixed Signal Semiconductors	10,148,460
281,000	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	6,847,970
790,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	5,498,400
520,000	ON Semiconductor (a) Mixed Signal & Power Management Semiconductors	4,305,600
86,000	Ultratech (a) Semiconductor Equipment	3,399,580
64,000	Semtech (a) Analog Semiconductors	2,264,960
25,000	Hittite Microwave (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	1,514,000
170,879	Pericom Semiconductor (a) Interface Integrated Circuits & Frequency Control Products	1,163,686
203,000	TriQuint Semiconductor (a) Radio Frequency Semiconductors	1,025,150
		36,167,806
	Telephone & Data Services — 2.6%
830,000	tw telecom (a) Fiber Optic Telephone/Data Services	20,907,700
197,000	Boingo Wireless (a) (b) Wholesale & Retail WiFi Networks	1,087,440
		21,995,140
	Computer Services — 2.0%
333,000	ExlService Holdings (a) Business Process Outsourcing	10,949,040
175,000	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	2,579,500
405,000	RCM Technologies Technology & Engineering Services	2,454,300
297,522	Hackett Group IT Integration & Best Practice Research	1,359,676
		17,342,516
	Gaming Equipment & Services — 1.6%
264,000	Bally Technologies (a) Slot Machines & Software	13,720,080

	Computer Hardware & Related Equipment — 1.4%
397,000	II-VI (a) Laser Optics & Specialty Materials	6,764,880
66,000	Netgear (a) Networking Products for Small Business & Home	2,211,660
33,000	Rogers (a) Printed Circuit Materials & High-performance Foams	1,571,460
38,000	Nice Systems - ADR (Israel) (a) Audio & Video Recording Solutions	1,399,540
		11,947,540
	Telecommunications Equipment — 0.9%
275,800	Finisar (a) Optical Subsystems & Components	3,637,802
133,000	Ixia (a) Telecom Network Test Equipment	2,878,120
135,000	Infinera (a) Optical Networking Equipment	945,000
		7,460,922

1

Number of Shares		Value
	Financial Processors — 0.8%
91,000	Global Payments Credit Card Processor	$4,519,060
80,000	Liquidity Services (a) (b) E-Auctions for Surplus & Salvage Goods	2,384,800
		6,903,860
	Contract Manufacturing — 0.6%
122,000	Plexus (a) Electronic Manufacturing Services	2,965,820
165,000	Sanmina (a) Electronic Manufacturing Services	1,874,400
		4,840,220
	Business Information & Marketing Services — 0.4%
291,200	Navigant Consulting (a) Financial Consulting Firm	3,826,368

	TV Broadcasting — 0.2%
449,412	Entravision Communications Spanish Language TV & Radio Stations	1,433,624
	Total Information	240,706,815

	Industrial Goods & Services — 18.0%

	Machinery — 15.2%
480,200	Nordson Dispensing Systems for Adhesives & Coatings	31,669,190
700,000	Ametek Aerospace/Industrial Instruments	30,352,000
580,000	Donaldson Industrial Air Filtration	20,990,200
297,300	ESCO Technologies Automatic Electric Meter Readers	12,147,678
187,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	8,570,210
124,000	HEICO FAA Approved Aircraft Replacement Parts	4,254,440
100,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	4,249,000
88,736	Toro Turf Maintenance Equipment	4,085,405
103,000	Kennametal Consumable Cutting Tools	4,021,120
98,000	Polypore International (a) (b) Battery Separators & Filtration Media	3,937,640
13,000	Middleby (a) Manufacturer of Cooking Equipment	1,977,950
48,000	Dorman Products Aftermarket Auto Parts Distributor	1,786,080
14,177	Generac Standby Power Generators	501,015
		128,541,928
	Industrial Materials & Specialty Chemicals — 1.3%
234,000	Drew Industries RV & Manufactured Home Components	8,496,540
90,000	Polyone Intermediate Stage Chemicals Producer	2,196,900
		10,693,440
	Electrical Components — 0.9%
64,000	Acuity Brands Commercial Lighting Fixtures	4,438,400
134,000	Thermon (a) Global Engineered Thermal Solutions	2,976,140
		7,414,540
	Construction — 0.4%
100,000	Fortune Brands Home & Security (a) Home Building Supplies & Small Locks	3,743,000

	Other Industrial Services — 0.2%
47,000	Forward Air Freight Transportation Between Airports	1,752,630
	Total Industrial Goods & Services	152,145,538

	Consumer Goods & Services — 17.2%

	Travel — 6.8%
528,038	Ryman Hospitality Properties (b) Convention Hotels	24,157,738
659,500	Avis Budget Group (a) Second Largest Car Rental Company	18,353,885
400,000	Hertz (a) Largest U.S. Rental Car Operator	8,904,000
85,000	Choice Hotels Franchisor of Budget Hotel Brands	3,596,350
72,000	HomeAway (a) Vacation Rental Online Marketplace	2,340,000
		57,351,973
	Retail — 5.0%
181,000	lululemon athletica (a) (b) Premium Active Apparel Retailer	11,285,350
221,000	Abercrombie & Fitch Teen Apparel Retailer	10,210,200
382,000	Pier 1 Imports Home Furnishing Retailer	8,786,000
120,500	Shutterfly (a) Internet Photo-centric Retailer	5,322,485
61,000	Casey’s General Stores Owner/Operator of Convenience Stores	3,556,300
176,000	Saks (a) Luxury Department Store Retailer	2,018,720

2

Number of Shares		Value
	Retail — 5.0% (cont)
116,229	Gaiam (a) Healthy Living Catalogs & E-Commerce, Non-theatrical Media	$488,162
		41,667,217
	Furniture & Textiles — 2.1%
475,164	Knoll Office Furniture	8,614,723
125,000	Herman Miller Office Furniture	3,458,750
111,561	Caesarstone (Israel) (a) Quartz Countertops	2,945,211
135,000	Interface Modular Carpet	2,594,700
		17,613,384
	Consumer Goods Distribution — 1.1%
194,000	Pool Swimming Pool Supplies & Equipment Distributor	9,312,000

	Other Consumer Services — 0.8%
163,000	Lifetime Fitness (a) Sport & Fitness Club Operator	6,973,140

	Casinos & Gaming — 0.7%
392,000	Pinnacle Entertainment (a) Regional Casino Operator	5,731,040

	Nondurables — 0.4%
96,000	Helen of Troy (a) Personal Care, Housewares, Healthcare & Home Environment Products	3,682,560

	Apparel — 0.2%
250,000	Quiksilver (a) Action Sports Lifestyle Branded Apparel & Footwear	1,517,500

	Food & Beverage — 0.1%
73,000	Boulder Brands (a) Healthy Food Products	655,540
14,650	Crimson Wine Group (a) (b) Winery	136,245
		791,785
	Total Consumer Goods & Services	144,640,599

	Finance — 14.6%

	Banks — 7.3%
373,000	MB Financial Chicago Bank	9,015,410
107,000	SVB Financial Group (a) Bank to Venture Capitalists	7,590,580
485,000	Associated Banc-Corp Midwest Bank	7,367,150
253,000	Lakeland Financial Indiana Bank	6,752,570
103,000	City National Bank & Asset Manager	6,067,730
368,000	TCF Financial Great Lakes Bank	5,505,280
504,000	Valley National Bancorp (b) New Jersey/New York Bank	5,160,960
161,194	Hancock Holding Gulf Coast Bank	4,984,119
666,200	First Busey Illinois Bank	3,044,534
400,000	First Commonwealth Western Pennsylvania Bank	2,984,000
97,700	Sandy Spring Bancorp Baltimore, D.C. Bank	1,963,770
504,451	Guaranty Bancorp (a) Colorado Bank	1,059,347
		61,495,450
	Finance Companies — 3.8%
125,000	World Acceptance (a) (b) Personal Loans	10,733,750
283,400	CAI International (a) International Container Leasing	8,167,588
174,900	McGrath Rentcorp Temporary Space & IT Rentals	5,439,390
115,000	Textainer Group Holdings Top International Container Leasor	4,548,250
155,000	H & E Equipment Services Heavy Equipment Leasing	3,162,000
		32,050,978
	Savings & Loans — 1.5%
408,600	ViewPoint Financial Texas Thrift	8,216,946
142,000	Berkshire Hills Bancorp Northeast Thrift	3,626,680
52,011	Simplicity Bancorp Los Angeles Savings & Loan	781,725
		12,625,351
	Brokerage & Money Management — 0.9%
206,000	SEI Investments Mutual Fund Administration & Investment Management	5,943,100
109,000	Kennedy-Wilson Holdings Global Distress Real Estate	1,690,590
		7,633,690
	Insurance — 0.6%
27,000	Allied World Holdings Commerical Lines Insurance/Reinsurance	2,503,440

3

Number of Shares		Value
	Insurance — 0.6% (cont)
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	$2,361,510
		4,864,950
	Diversified Financial Companies — 0.5%
146,500	Leucadia National Holding Company	4,018,495
	Total Finance	122,688,914

	Health Care — 9.3%

	Biotechnology & Drug Delivery — 5.3%
311,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	11,043,610
122,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	7,595,720
108,364	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	5,951,351
50,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	4,443,000
397,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	4,045,430
211,000	ARIAD Pharmaceuticals (a) Biotech Focused on Cancer	3,816,990
101,000	Sarepta Therapeutics (a) (b) Biotech Focused on Rare Diseases	3,731,950
201,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	1,819,050
73,000	Alnylam Pharmaceuticals (a) Biotech Developing Drugs for Rare Diseases	1,779,010
246,255	Chelsea Therapeutics International (a) (b) Biotech Focused on Rare Diseases	502,360
36,005	Coronado Biosciences (a) Development-stage Biotech	349,969
		45,078,440
	Medical Supplies — 1.7%
293,600	Cepheid (a) Molecular Diagnostics	11,265,432
47,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	3,188,950
		14,454,382
	Medical Equipment & Devices — 1.4%
164,644	Sirona Dental Systems (a) Manufacturer of Dental Equipment	12,139,202

	Pharmaceuticals — 0.7%
385,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	5,324,550
116,100	Alimera Sciences (a) (b) Ophthalmology-focused Pharmaceutical Company	356,427
		5,680,977
	Health Care Services — 0.2%
100,000	Health Management Associates (a) Non-urban Hospitals	1,287,000
	Total Health Care	78,640,001

	Other Industries — 6.4%

	Real Estate — 5.6%
503,000	Extra Space Storage Self Storage Facilities	19,752,810
371,600	Biomed Realty Trust Life Science-focused Office Buildings	8,026,560
935,000	Kite Realty Group Community Shopping Centers	6,301,900
411,900	EdR Student Housing	4,337,307
132,141	Dupont Fabros Technology Data Centers	3,207,062
341,000	DCT Industrial Trust Industrial Properties	2,523,400
119,000	Associated Estates Realty Multifamily Properties	2,218,160
22,674	Coresite Realty Data Centers	793,137
		47,160,336
	Transportation — 0.8%
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	4,449,826
50,000	World Fuel Services Global Fuel Broker	1,986,000
		6,435,826
	Total Other Industries	53,596,162

	Energy & Minerals — 5.0%

	Oil Services — 2.7%
436,100	Atwood Oceanics (a) Offshore Drilling Contractor	22,912,694

	Oil & Gas Producers — 1.4%
75,000	SM Energy Oil & Gas Producer	4,441,500
62,000	Rosetta Resources (a) Oil & Gas Producer Exploring in Texas	2,949,960

4

Number of Shares		Value
	Oil & Gas Producers — 1.4% (cont)
58,000	PDC Energy (a) Oil & Gas Producer in U.S.	$2,875,060
47,000	Approach Resources (a) Oil & Gas Producer in West Texas Permian	1,156,670
		11,423,190
	Mining — 0.9%
56,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	7,723,520
100,000	Augusta Resource (a) (b) US Copper/Moly Mine	256,000
		7,979,520
	Total Energy & Minerals	42,315,404

Total Equities (Cost: $448,553,090) — 99.0%		834,733,433	(c)

	Short-Term Investments — 1.0%
8,411,307	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	8,248,257

Total Short-Term Investments (Cost: $8,248,257) — 1.0%		8,248,257

Securities Lending Collateral — 4.2%
35,376,875	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (d)	35,376,875

Total Securities Lending Collateral (Cost: $35,376,875)		35,376,875

Total Investments (Cost: $492,178,222) (e) — 104.2%		878,358,565	(f)

Obligation to Return Collateral for Securities Loaned — (4.2)%		(35,376,875)

Cash and Other Assets Less Liabilities -%		315,349

Net Assets — 100.0%		$843,297,039

ADR       American Depositary Receipts

5

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $34,680,466.

(c)          On March 31, 2013, the market value of foreign securities represented 1.74% of total net assets. The Fund’s foreign portfolio was diversified as follows:

(d)         Investment made with cash collateral received from securities lending activity.

Country	Value	Percentage of Net Assets
India	$2,579,500	0.31
Israel	4,344,751	0.52
Netherlands	7,723,520	0.91
Total Foreign Portfolio	$14,647,771	1.74

(e)          At March 31, 2013, for federal income tax purposes, the cost of investments was $492,178,222 and net unrealized appreciation was $386,180,343 consisting of gross unrealized appreciation of $410,292,878 and gross unrealized depreciation of $24,112,535.

(f)           Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

6

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$240,706,815	$—	$—	$240,706,815
Industrial Goods & Services	152,145,538	—	—	152,145,538
Consumer Goods & Services	144,640,599	—	—	144,640,599
Finance	122,688,914	—	—	122,688,914
Health Care	78,640,001	—	—	78,640,001
Other Industries	53,596,162	—	—	53,596,162
Energy & Minerals	42,315,404	—	—	42,315,404
Total Equities	834,733,433	—	—	834,733,433
Total Short-Term Investments	8,248,257	—	—	8,248,257
Total Securities Lending Collateral	35,376,875	—	—	35,376,875
Total Investments	$878,358,565	$—	$—	$878,358,565

There were no transfers of financial assets between levels 1 and 2 during the period.

7

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2013

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2013